Submission	Mar. 06, 2026
Submission [Line Items]
Central Index Key	0002115119
Registrant Name	Columbia Financial, Inc./MD/
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A